Current financial assets and Cash and cash equivalents - Summary of Main Inputs for the Valuation (Parenthetical) (Detail)		6 Months Ended
	Apr. 26, 2022	Jun. 30, 2022
Credit spread (sectorial spread curves)
Statement [Line Items]
Basis points	0.1	0.0125